Derivative Instruments and Hedging Activities - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Quoted Price in Active Markets (Level 1) [Member]
Assets:
Derivatives designated as cash flow hedges
Liabilities:
Derivatives designated as cash flow hedges
Derivatives not designated as cash flow hedges
Total Derivative liabilities
Significant Other Inputs (Level 2) [Member]
Assets:
Derivatives designated as cash flow hedges	3	48
Liabilities:
Derivatives designated as cash flow hedges	1	51
Derivatives not designated as cash flow hedges	300	80
Total Derivative liabilities	301	131
Unobservable Inputs (Level 3) [Member]
Assets:
Derivatives designated as cash flow hedges
Liabilities:
Derivatives designated as cash flow hedges
Derivatives not designated as cash flow hedges
Total Derivative liabilities
Total Fair Value [Member]
Assets:
Derivatives designated as cash flow hedges	3	48
Liabilities:
Derivatives designated as cash flow hedges	1	51
Derivatives not designated as cash flow hedges	300	80
Total Derivative liabilities	301	131
Netting [Member]
Assets:
Derivatives designated as cash flow hedges	(2)	(15)
Liabilities:
Total Derivative liabilities	(2)	(15)
Carrying Amount [Member]
Assets:
Derivatives designated as cash flow hedges	1	33
Liabilities:
Total Derivative liabilities	$ 299	$ 116